Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended
	May 21, 2021	Mar. 31, 2025	Mar. 31, 2025
C000232082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		0.66%	1.14%
C000232083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		2.47%	1.31%
Without Sales Load [Member] | C000232082
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	2.08%
Without Sales Load [Member] | C000232083
Average Annual Return [Line Items]
Average Annual Return, Percent		3.47%	1.31%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		8.25%	9.73%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		8.25%	9.73%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Average Annual Return, Percent		6.27%	3.60%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index
Average Annual Return, Percent		6.27%	3.60%